Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	Capital Stock MXN ($)	Additional paid-in capital MXN ($)	Retained earnings MXN ($)	Fair value in equity financial instrument MXN ($)	Portion of derivative financial instrument MXN ($)	operations and equity accounted investees MXN ($)	Remeasurements of the net defined benefit liability MXN ($)	Total controlling interest MXN ($)	Non-controlling interest MXN ($)	USD ($)	MXN ($)
Beginning Balance (Previously stated [member]) at Dec. 31, 2018	$ 3,348	$ 26,850	$ 217,802	$ (491)	$ 1,891	$ 9,219	$ (1,566)	$ 257,053	$ 78,489		$ 335,542
Beginning Balance (I F R I C 23 [Member]) at Dec. 31, 2018			(93)					(93)	(69)		(162)
Beginning Balance (Accounting standard adoption effects) at Dec. 31, 2018									(69)
Beginning Balance (Adjusted balance [member]) at Dec. 31, 2018	3,348	26,850	217,709	(491)	1,891	9,219	(1,566)	256,960	78,420		335,380
Beginning Balance at Dec. 31, 2018									78,489
Consolidated net income			20,699					20,699	7,349		28,048
Other comprehensive income (loss), net					(562)	(6,647)	(1,205)	(8,414)	(4,552)		(12,966)
Consolidated comprehensive income (loss), net of tax			20,699		(562)	(6,647)	(1,205)	12,285	2,797		15,082
Dividends declared and paid			(9,692)					(9,692)	(3,945)		(13,637)
Issuance of share-based compensation plans		33						33	(12)		21
Other acquisitions and remeasurements									32		32
Acquisition of non-controlling interest									(3,530)
Other acquisition of non-controlling interest		(8,721)			32	17	(3)	(8,675)	(3,530)		(12,205)
Other movements in equity method accounted investees, net of tax			1,078					1,078			1,078
Ending Balance at Dec. 31, 2019	3,348	18,162	229,794	(491)	1,361	2,589	(2,774)	251,989	73,762		325,751
Consolidated net income			(1,930)					(1,930)	5,686		3,756
Other comprehensive income (loss), net				(3,991)	1,306	1,673	(416)	(1,428)	(5,681)		(7,109)
Sale of Joint Venture						(100)		(100)	(112)		(212)
Consolidated comprehensive income (loss), net of tax			(1,930)	(3,991)	1,306	1,573	(416)	(3,458)	(107)		(3,565)
Dividends declared and paid			(10,360)					(10,360)	(5,524)		(15,884)
Issuance of share-based compensation plans		(275)						(275)	(64)		(339)
Other acquisitions and remeasurements		(79)						(79)	1,377		1,298
Acquisition of non-controlling interest									(1,298)
Other movements in equity method accounted investees, net of tax			(74)					(74)			(74)
Ending Balance at Dec. 31, 2020	3,348	17,808	217,430	(4,482)	2,667	4,162	(3,190)	237,743	69,444		307,187
Consolidated net income			28,495					28,495	9,183	$ 1,836	37,678
Other comprehensive income (loss), net				5,165	1,563	(3,722)	922	3,928	(368)		3,560
Consolidated comprehensive income (loss), net of tax			28,495	5,165	1,563	(3,722)	922	32,423	8,815	2,010	41,238
Dividends declared and paid			(7,687)					(7,687)	(5,729)		(13,416)
Issuance of share-based compensation plans		54						54	(14)		40
Other movements in equity method accounted investees, net of tax			68					68			68
Ending Balance at Dec. 31, 2021	$ 3,348	$ 17,862	$ 238,306	$ 683	$ 4,230	$ 440	$ (2,268)	$ 262,601	$ 72,516	$ 16,336	$ 335,117